Right of use assets - Summary of Right of Use Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	₨ 14,506			₨ 12,898
Charge for the year	386	$ 4	₨ 97	470
Ending balance Right-of-use assets	18,314	195	14,506
Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	13,900			12,432
Ending balance Right-of-use assets	17,673	188	13,900
Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	606			466
Ending balance Right-of-use assets	641	$ 7	606
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	17,101		14,873	12,065
Additions during the year	5,104		2,463	3,253
Acquisition through business combination	187
Disposals and adjustments during the year	(1,209)		(235)	(445)
Exchange differences	16
Ending balance Right-of-use assets	21,199		17,101	14,873
Cost | Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	15,491		13,654	10,865
Additions during the year	4,886		2,072	3,234
Disposals and adjustments during the year	(728)		(235)	(445)
Ending balance Right-of-use assets	19,649		15,491	13,654
Cost | Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	1,610		1,219	1,200
Additions during the year	218		391	19
Acquisition through business combination	187
Disposals and adjustments during the year	(481)
Exchange differences	16
Ending balance Right-of-use assets	1,550		1,610	1,219
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	2,595		1,975	1,447
Charge for the year	386		97	470
Capitalised during the year	415		558	108
Disposals and adjustments during the year	(511)		(35)	(50)
Ending balance Right-of-use assets	2,885		2,595	1,975
Accumulated Depreciation | Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	1,591		1,222	915
Charge for the year	309		18	341
Capitalised during the year	182		386	16
Disposals and adjustments during the year	(106)		(35)	(50)
Ending balance Right-of-use assets	1,976		1,591	1,222
Accumulated Depreciation | Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	1,004		753	532
Charge for the year	77		79	129
Capitalised during the year	233		172	92
Disposals and adjustments during the year	(405)
Ending balance Right-of-use assets	₨ 909		₨ 1,004	₨ 753